Trade and Other Receivables - Summary of Loss Allowance by Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	€ 118	€ 133	€ 131
Americas Materials [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	27	19	17
Europe Materials [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	70	64	70
Building Products [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Loss allowance	€ 21	€ 50	€ 44